Stock-Based Compensation (Details) - Schedule of Share-Based Payments - 2020 Share Incentive Plan [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stock-Based Compensation (Details) - Schedule of Share-Based Payments [Line Items]
Communication and technology	$ 112,500	$ 112,500
Marketing	103,125	103,125
Professional fees	121,875	121,875
General and administrative	121,875	121,875
Total	$ 459,375	$ 459,375